Provisions (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions
Provisions ending balance	€ 75,000
Provisions for litigation
Provisions
Additions	75,000	€ 1,508,000
Reversals		(1,508,000)
Provisions ending balance	75,000
Provision for Risks
Provisions
Provisions beginning balance		2,000
Reversals		(2,000)
Total provisions
Provisions
Provisions beginning balance		2,000
Additions	75,000	1,508,000
Reversals		€ (1,510,000)
Provisions ending balance	€ 75,000